EQUITY - Capital reserves (Details) - BRL (R$) R$ in Thousands	Mar. 12, 2015	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Effects of the acquisition	R$ 112,107
Total			R$ 649,400
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (in shares)	2,332,686
Other capital reserves
EQUITY
Excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date		R$ 2,735,930	2,735,930
Cancellation of treasury shares		(718,643)	(112,107)
Direct costs of capital increases		(62,433)	(62,433)
Incorporation of shares of GVTPart		(1,188,707)	(1,188,707)
Total		693,778	1,297,905
Special goodwill reserve
EQUITY
Tax benefit generated by merger		63,074	63,074
Lemontree and GTR and Tglog | Other capital reserves
EQUITY
Effects of acquisitions and disposals of companies		R$ (72,369)	R$ (74,778)